SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A Common Stock reflected on the condensed consolidated balance sheet are reconciled

	December 31,2022	December 31, 2021
Contingently redeemable Class A Common Stock- Opening Balance	$117,300,000	$—
Gross Proceeds	—	115,000,000
Less:
Proceeds allocated to public warrants and private warrants	—	(10,614,500)
Issuance costs related to Class A Common Stock	—	(6,146,054)
Redemption of Class A Common Stock, including interest	(91,909,483)	—
Plus:
Re-measurement of carrying value to redemption value	3,359,593	19,060,554
Contingently redeemable Class A Common Stock- Ending Balance	28,750,110	117,300,000

Schedule of basic and diluted net income per common share

		For the period of
		February 8, 2021
	For the year ended	(inception)
	December 31,	Through
	2022	December 31, 2021
Redeemable Class A common shares
Numerator:
Net income allocable to common stock subject to possible redemption	$240,532	$3,671,658
Denominator: weighted average number of redeemable common share	8,667,969	8,264,526
Basic and diluted net income per redeemable common share	$0.03	$0.44
Non-redeemable Class A and Class B common shares
Numerator:
Net income allocable to common stock not subject to redemption	$96,126	$1,464,132
Denominator: weighted average number of non-redeemable common shares	3,464,052	3,295,610
Basic and diluted net income per non-redeemable common share	$0.03	$0.44